PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 1,426,971	$ 200,985	¥ 1,602,166
Loss from property and equipment disposal	¥ 32,252	$ 4,543	¥ 12,782